Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

FCA Asset Securities LLC FC Funding LLC 3 Christy Drive, Suite 201 Chadds Ford, Pennsylvania 19317	3 February 2022

Re:	Flagship Credit Auto Trust 2022-1 (the “Issuing Entity”)

Automobile Receivables Backed Notes (the “Notes”)

Sample Automobile Loan Contract Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by FCA Asset Securities LLC (the “Depositor”), FC Funding LLC (the “Sponsor”), Citigroup Global Markets Inc. (“Citigroup”), Deutsche Bank Securities Inc. (“Deutsche Bank Securities”) and Wells Fargo Securities, LLC (“Wells Fargo Securities,” together with the Depositor, Sponsor, Citigroup and Deutsche Bank Securities, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a pool of sub-prime automobile loan contracts secured by new and used automobiles, light duty trucks, minivans and sport utility vehicles (the “Automobile Loan Contracts”) relating to the Issuing Entity’s securitization transaction. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Certain electronic data files:

i.

Labeled “FCAT 2022-1 RA Pool Selection 12.31.2021 AUP Selection File.xlsx” and the corresponding record layout and decode information, as applicable (the “Initial Preliminary Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to certain sub-prime automobile loan contracts secured by new and used automobiles, light duty trucks, minivans and sport utility vehicles (the “Preliminary Automobile Loan Contracts”) as of 31 December 2021 (the “Preliminary Cutoff Date”) that are expected to be representative of the Automobile Loan Contracts and

ii.

Labeled “RA_Pool_2022-1_Datatape_CutOff_12.31.2021 (No Summary).xlsx” and the corresponding record layout and decode information, as applicable (the “Preliminary Data File,” together with the Initial Preliminary Data File, the “Provided Data Files”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to the Preliminary Automobile Loan Contracts as of the Preliminary Cutoff Date,

b.	Imaged copies of:

i.

The retail installment sale(s) contract, motor vehicle retail installment sale(s) contract, simple interest vehicle contract, note and security agreement, assignment of installment contract and amendment, correction letter and/or re-amortization letter (collectively and as applicable, the “Contract”),

ii.	Certain printed screen shots from the Sponsor’s (or an affiliate’s of the Sponsor) origination system, as applicable (the “Origination System Screen Shots”),

iii.	Certain printed screen shots from the Sponsor’s (or an affiliate’s of the Sponsor) servicing system (the “Servicing System Screen Shots”),

iv.	The certificate of title or other related documents (collectively and as applicable, the “Title”) and

v.

The usury adjustment tool screen shot, as applicable (the “Usury Adjustment Tool,” together with the Contract, Origination System Screen Shots, Servicing System Screen Shots and Title, the “Source Documents”)

that the Sponsor, on behalf of the Depositor, indicated relate to each Sample Automobile Loan Contract (as defined in Attachment A),

c.

A servicing and origination system extraction file labeled “FCAT 2022-1 Random Sample w CSC ID’s.pdf” and the corresponding record layout and decode information, as applicable (the “Supplemental Sample Query,” together with the Source Documents, the “Sources”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to the Sample Automobile Loan Contracts as of the Preliminary Cutoff Date,

d.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File, which is shown on Exhibit 1 to Attachment A, and

e.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, certain information contained on the Preliminary Data File is the “Subject Matter” as of the date of this report.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Provided Data Files, Sources, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Initial Preliminary Data File, Sources or any other information provided to us, or that we were instructed to obtain, as applicable, by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Preliminary Automobile Loan Contracts or Automobile Loan Contracts, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Automobile Loan Contracts conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Automobile Loan Contracts,

iii.	Whether the originator(s) of the Automobile Loan Contracts complied with federal, state or local laws or regulations or

iv.

Any other factor or characteristic of the Automobile Loan Contracts that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

3 February 2022

Attachment A

Procedures performed and our associated findings

1.

As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 200 Preliminary Automobile Loan Contracts from the Initial Preliminary Data File (the “Sample Automobile Loan Contracts”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Automobile Loan Contracts or the methodology they instructed us to use to select the Sample Automobile Loan Contracts from the Initial Preliminary Data File.

For the purpose of the procedures described in this report, the 200 Sample Automobile Loan Contracts are referred to as Sample Automobile Loan Contract Numbers 1 through 200.

2.

For each sub-prime automobile loan contract on the Initial Preliminary Data File and Preliminary Data File, we compared the ApplicationID (“Application ID”), as shown on the Initial Preliminary Data File, to the corresponding Application ID, as shown on the Preliminary Data File, and noted that:

a.	All of the Preliminary Automobile Loan Contracts were included on both the Initial Preliminary Data File and Preliminary Data File and

b.	No other sub-prime automobile loan contract was included on the Initial Preliminary Automobile Loan Contracts or Preliminary Data File.

3.

For each Sample Automobile Loan Contract, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Sources, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. All such compared information was found to be in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Sources

Sample Characteristic	Preliminary Data File Field Name	Source(s)	Note(s)
Application ID	ApplicationID	Supplemental Sample Query	i.

Platform	org	Contract, Title or Origination System Screen Shots	ii., iii.

Note date	ContractDate	Contract, Title or Supplemental Sample Query	iv.

Vehicle identification number	VIN	Contract or Title	ii.

Original amount financed	OriginalAmtFinanced	Contract or Servicing System Screen Shots	v.

Original interest rate/APR	OriginalRate	Contract, Usury Adjustment Tool or Supplemental Sample Query	vi., vii.

Original monthly payment amount	OriginalPayment	Contract, Usury Adjustment Tool, Servicing System Screen Shots or Origination System Screen Shots	vi., viii.

Original term (months)	OriginalTerm	Contract

Model year	ModelYr	Contract

Model	Model	Contract or Supplemental Sample Query	ix.

Customer state	CustomerState	Supplemental Sample Query

Current principal balance	CurrentPrincipalBalance	Supplemental Sample Query or Servicing System Screen Shots	x.

Number of deferred payments (extensions)	NumberOfExtensions	Supplemental Sample Query

Number of times delinquent 30 days	NTD30_59	Supplemental Sample Query

Maturity date	MaturityDate	Supplemental Sample Query or Servicing System Screen Shots	xi.

FICO score	HighFico	Supplemental Sample Query	xii.

Original loan-to-value ratio	BookLTV	(a) Contract, Supplemental Sample Query and recalculation or (b) Servicing System Screen Shots, Supplemental Sample Query and recalculation	xiii.

Exhibit 1 to Attachment A

Sample Characteristic	Preliminary Data File Field Name	Source(s)	Note(s)

Remaining term (months)	RemainingTerm	(a) Contract, Supplemental Sample Query and recalculation or (b) Contract, Supplemental Sample Query, Servicing System Screen Shots and recalculation	xiv.

Bankruptcy and repossession	BKRepo_Flag	Supplemental Sample Query

Product type	Product	Supplemental Sample Query

Notes:

i.	For identification purposes only.
ii.

For the purpose of comparing the indicated Sample Characteristics for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the value on the Preliminary Data File agreed with the corresponding information in at least one of the Contract or Title, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note (and in accordance with any other applicable note(s)). We performed no procedures to reconcile any differences that may exist relating to the information shown in the Contract and Title.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviation or truncation.

Exhibit 1 to Attachment A

Notes: (continued)

iii.

For the purpose of comparing the platform Sample Characteristic for each Sample Automobile Loan Contract (except Sample Automobile Loan Contract Numbers 7 and 69), the Sponsor, on behalf of the Depositor, instructed us to use the Contract or Title as the Source (and in accordance with any other applicable note(s)).

For the purpose of comparing the platform balance Sample Characteristic for Sample Automobile Loan Contract Numbers 7 and 69, the Sponsor, on behalf of the Depositor, instructed us to use the Origination System Screen Shots as the Source.

iv.

For the purpose of comparing the note date Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the value on the Preliminary Data File agreed with the corresponding information in at least one of the Contract, Title or Supplemental Sample Query. We performed no procedures to reconcile any differences that may exist relating to the information shown in the Contract, Title and Supplemental Sample Query.

v.

For the purpose of comparing the original amount financed Sample Characteristic for each Sample Automobile Loan Contract (except for the Sample FCA Direct Automobile Loan Contracts (as defined in the succeeding paragraph(s) of this note), the Sponsor, on behalf of the Depositor, instructed us to use the amount financed, as shown in the Contract.

For the purpose of comparing the original amount financed Sample Characteristic for each Sample Automobile Loan Contract with a:

a.	Platform value of “FCA” and

b.	Product type value of “Direct Auto Retail,”

both as shown on the Preliminary Data File (each, a “Sample FCA Direct Automobile Loan Contract”) (except Sample Automobile Loan Contract Numbers 77, 100 and 133), the Sponsor, on behalf of the Depositor, instructed us to use the principal amount, as shown in the Contract.

For the purpose of comparing the original amount financed Sample Characteristic for Sample Automobile Loan Contract Numbers 77, 100 and 133, the Sponsor, on behalf of the Depositor, instructed us to use the Servicing System Screen Shots as the Source.

vi.

For the purpose of comparing the indicated Sample Characteristics for each Sample Automobile Loan Contract (except for the Sample FCA Direct Automobile Loan Contracts), the Sponsor, on behalf of the Depositor, instructed us to use the Usury Adjustment Tool as the Source if either the original interest rate/APR value or original monthly payment amount value, both as shown on the Preliminary Data File, is different than either the annual percentage rate or original monthly payment amount, respectively, both as shown in the Contract (and in accordance with any other applicable note(s)).

Exhibit 1 to Attachment A

Notes: (continued)

vii.

For the purpose of comparing the original interest rate/APR Sample Characteristic for each Sample Automobile Loan Contract (except for (a) the Sample FCA Direct Automobile Loan Contracts and (b) Sample Automobile Loan Contract Numbers 18, 59, 78, 87, 90, 101, 136, 170 and 196), the Sponsor, on behalf of the Depositor, instructed us to use the annual percentage rate, as shown in the Contract or Usury Adjustment Tool (and in accordance with any other applicable note(s)).

For the purpose of comparing the original interest rate/APR Sample Characteristic for each Sample FCA Direct Automobile Loan Contract (except for Sample Automobile Loan Contract Numbers 25, 45, 48, 57 and 72), the Sponsor, on behalf of the Depositor, instructed us to use the contract rate, as shown in the Contract.

For the purpose of comparing the original interest rate/APR Sample Characteristic for Sample Automobile Loan Contract Numbers 18, 25, 45, 48, 57, 59, 72, 78, 87, 90, 101, 136, 170 and 196, the Sponsor, on behalf of the Depositor, instructed us to use the Supplemental Sample Query as the Source.

viii.

For the purpose of comparing the original monthly payment amount Sample Characteristic for each Sample Automobile Loan Contract (except for (a) the Sample FCA Direct Automobile Loan Contracts and (b) Sample Automobile Loan Contract Numbers 18, 59, 78, 87, 90, 101, 136 and 170), the Sponsor, on behalf of the Depositor, instructed us to use the original monthly payment amount, as shown in the Contract or Usury Adjustment Tool (and in accordance with any other applicable note(s)).

For the purpose of comparing the original monthly payment amount Sample Characteristic for each Sample FCA Direct Automobile Loan Contract (except Sample Automobile Loan Contract Numbers 23, 25, 27, 28, 32, 33, 36, 38, 39, 42, 43, 45, 46, 48, 49, 51, 57, 66, 72, 76, 77, 83, 88, 98, 100, 103, 107, 111, 112, 113, 122, 123, 126, 130, 132, 133, and 135), the Sponsor, on behalf of the Depositor, instructed us to use the original monthly payment amount, as shown in the Contract.

For the purpose of comparing the original monthly payment amount Sample Characteristic for Sample Automobile Loan Contract Number 18, the Sponsor, on behalf of the Depositor, instructed us to use the Origination System Screen Shots as the Source.

For the purpose of comparing the original monthly payment amount Sample Characteristic for Sample Automobile Loan Contract Numbers 23, 25, 27, 28, 32, 33, 36, 38, 39, 42, 43, 45, 46, 48, 49, 51, 57, 59, 66, 72, 76, 77, 78, 83, 87, 88, 90, 98, 100, 101, 103, 107, 111, 112, 113, 122, 123, 126, 130, 132, 133, 135, 136 and 170, the Sponsor, on behalf of the Depositor, instructed us to use the Servicing System Screen Shots as the Source.

Exhibit 1 to Attachment A

Notes: (continued)

ix.

For the purpose of comparing the model Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the value on the Preliminary Data File agreed with the corresponding information in at least one of the Contract or Supplemental Sample Query, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note. We performed no procedures to reconcile any differences that may exist relating to the information shown in the Contract and Supplemental Sample Query.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviation or truncation.

x.

For the purpose of comparing the current principal balance Sample Characteristic for each Sample Automobile Loan Contract (except Sample Automobile Loan Contract Numbers 50, 56, 69, 71, 73, 74, 78, 79, 92, 94, 95, 104, 110, 111, 112, 116, 118, 123, 126, 134, 135, 146, 148, 150, 154, 164, 169, 180, 181, 182, 187, 189 and 190), the Sponsor, on behalf of the Depositor, instructed us to use the Supplemental Sample Query as the Source.

For the purpose of comparing the current principal balance Sample Characteristic for Sample Automobile Loan Contract Numbers 50, 56, 69, 71, 73, 74, 78, 79, 92, 94, 95, 104, 110, 111, 112, 116, 118, 123, 126, 134, 135, 146, 148, 150, 154, 164, 169, 180, 181, 182, 187, 189 and 190, the Sponsor, on behalf of the Depositor, instructed us to use the Servicing System Screen Shots as the Source, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

The Sponsor, on behalf of the Depositor, indicated that certain of the Servicing System Screen Shots contained account activity that occurred after the Preliminary Cutoff Date. For the purpose of comparing the current principal balance Sample Characteristic for Sample Automobile Loan Contract Numbers 50, 56, 69, 71, 73, 74, 78, 79, 92, 94, 95, 104, 110, 111, 112, 116, 118, 123, 126, 134, 135, 146, 148, 150, 154, 164, 169, 180, 181, 182, 187, 189 and 190, the Sponsor, on behalf of the Depositor, instructed us to only consider account activity shown in the Servicing System Screen Shots that occurred on or prior to the Preliminary Cutoff Date.

Exhibit 1 to Attachment A

Notes: (continued)

xi.

For the purpose of comparing the maturity date Sample Characteristic for each Sample Automobile Loan Contract (except Sample Automobile Loan Contract Numbers 105 and 112), the Sponsor, on behalf of the Depositor, instructed us to use the Supplemental Sample Query as the Source.

For the purpose of comparing the maturity date Sample Characteristic for Sample Automobile Loan Contract Numbers 105 and 112, the Sponsor, on behalf of the Depositor, instructed us to use the Servicing System Screen Shots as the Source.

xii.

The Sponsor, on behalf of the Depositor, instructed us not to compare the FICO score Sample Characteristic for any Sample Automobile Loan Contract with a FICO score value of “0,” as shown on the Preliminary Data File.

xiii.

For the purpose of comparing the original loan-to-value ratio Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan-to-value ratio by:

a. Dividing the:

(1)	Original amount financed, as shown in the Contract or Servicing System Screen Shots (and in accordance with any other applicable note(s)),

by

(2)	Market value, as shown in the Supplemental Sample Query,

and

b. Rounding the resulting percentage obtained above to the second decimal place (XX.XX%), subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to ignore absolute differences of +/- 0.01% or less.

Exhibit 1 to Attachment A

Notes: (continued)

xiv.

For the purpose of comparing the remaining term (months) Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to recalculate the remaining term (months) by:

a.	Subtracting the:

(1)

Number of payments, as shown in the Supplemental Sample Query and Servicing System Screen Shots, as applicable, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note, from

(2)	Original term (months), as shown in the Contract,

and

b.	Adding the number of deferred payments (extensions), as shown in the Supplemental Sample Query, to the result obtained above.

The Sponsor, on behalf of the Depositor, indicated that certain of the Supplemental Sample Query contained account activity that occurred after the Preliminary Cutoff Date. For the purpose of this procedure for Sample Automobile Loan Contract Numbers 50, 56, 69, 71, 73, 74, 78, 79, 92, 94, 95, 104, 109, 110, 111, 112, 114, 116, 117, 118, 123, 126, 130, 134, 135, 146, 148, 150, 154, 164, 169, 180, 181, 182, 187, 189 and 190, the Sponsor, on behalf of the Depositor, instructed us to add the:

a.	Payment made after the Preliminary Cutoff Date, as shown in the Servicing System Screen Shots, to

b.	Number of payments, as shown in the Supplemental Sample Query.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes above.